WCM Alternatives Credit Event Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 103.22%
SPECIAL PURPOSE ACQUISITION COMPANIES - 13.02% (a)
CF Finance Acquisition Corporation Class A	4,323	$44,484
CHP Merger Corporation Class A	1,150	11,155
CHP Merger Corporation	1	10
Churchill Capital Corporation III	8,972	89,720
CIIG Merger Corporation Class A (e)	9,110	87,182
dMY Technology Group, Inc.	7,823	76,900
FinTech Acquisition Corporation III Class A	4,230	42,342
Flying Eagle Acquisition Corporation	8,037	80,129
Gores Holdings IV, Inc.	11,761	118,434
Juniper Industrial Holdings, Inc. Class A	4,552	43,790
Legacy Acquisition Corporation Class A	8,245	85,501
Leisure Acquisition Corporation (e)	116	1,189
Merida Merger Corporation I	5,915	57,316
PropTech Acquisition Corporation Class A (e)	5,888	57,614
SCVX Corporation (b)	4,975	49,601
Software Acquisition Group, Inc. (e)	836	8,481
Tuscan Holdings Corporation II	4,200	40,950
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $895,509)		894,798

CLOSED-END FUNDS - 0.03%
Ares Dynamic Credit Allocation Fund	173	1,867
TOTAL CLOSED-END FUNDS (Cost $2,766)		1,867

PREFERRED STOCKS - 1.85% (a)
Freddie Mac, 8.375%, Series Z	20,943	127,543
TOTAL PREFERRED STOCKS (Cost $229,843)		127,543

WARRANTS - 0.74% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024, Exercise Price: $11.50 (b)(e)	5,734	3,727
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	11,580	5,790
CHP Merger Corporation
Expiration: November 2024, Exercise Price: $11.50	575	311
CIIG Merger Corporation Class A
Expiration: December 2026, Exercise Price: $11.50 (e)	4,555	2,710
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	7,553	4,532
Haymaker Acquisition Corporation II Class A
Expiration: October 2026, Exercise Price: $11.50	2,676	2,809
Hennessy Capital Acquisition Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50	7,411	2,594
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	2,276	1,275
KLDiscovery, Inc.
Expiration: December 2025, Exercise Price: $11.50	41,725	7,928
Merida Merger Corporation I
Expiration: November 2026, Exercise Price: $11.50	2,957	1,479
PropTech Acquisition Corporation Class A
Expiration: October 2026, Exercise Price: $11.50 (e)	2,944	1,473
Repay Holdings Corporation
Expiration: July 2024, Exercise Price: $11.50	5,911	7,743
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50	13,713	5,348
Tuscan Holdings Corporation II
Expiration: July 2025, Exercise Price: $11.50 (e)	9,600	2,886
TOTAL WARRANTS (Cost $99,379)		50,605

	Principal Amount
BANK LOANS - 24.51% (e)(g)
Avaya Holdings Corporation
4.955% (3 Month U.S. LIBOR + 4.250%), 12/15/2024	$190,443	164,733
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023	124,907	100,862
CEOC LLC
3.603% (3 Month U.S. LIBOR + 2.000%), 10/6/2024	255,000	210,375
Claire's Stores, Inc.
8.421% (1 Month U.S. LIBOR + 6.500%), 12/18/2026	419,000	349,865

Heritage Power LLC
7.771% (1 Month U.S. LIBOR + 6.000%), 8/2/2026	297,667	245,575
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S. LIBOR + 4.000%), 5/4/2022	92,482	76,298
Refinitiv U.S. Holdings, Inc.
4.239% (3 Month U.S. LIBOR + 4.250%), 10/1/2025	149,862	144,679
RentPath LLC
0.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021	473,000	371,304
8.660% (1 Month U.S. LIBOR + 7.000%), 12/14/2025	22,094	21,100
TOTAL BANK LOANS (Cost $1,886,657)		1,684,791

CONVERTIBLE BONDS - 1.11% (e)
Caesars Entertainment Corporation
5.000%, 10/1/2024	71,000	75,973
TOTAL CONVERTIBLE BONDS (Cost $111,586)		75,973

CORPORATE BONDS - 39.88% (e)
Acadia Healthcare Company, Inc.
5.125%, 7/1/2022 (d)	153,000	147,119
APX Group, Inc.
7.875%, 12/1/2022	383,000	366,715
Bombardier, Inc.
6.000%, 10/15/2022 (b)(f)	131,000	99,233
7.500%, 3/15/2025 (b)(f)	255,000	178,500
Cincinnati Bell, Inc.
8.000%, 10/15/2025 (f)	227,000	234,660
Delphi Technologies plc
5.000%, 10/1/2025 (b)(f)	113,000	90,965
EIG Investors Corporation
10.875%, 2/1/2024	58,000	49,807
Genesis Energy LP / Genesis Energy Finance Corporation
6.000%, 5/15/2023	315,000	231,240
Global A&T Electronics Ltd.
8.500%, 1/12/2023 (b)	439,000	357,297
Intel Corporation
2.450%, 11/15/2029	72,000	73,545
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (d)(f)	323,000	299,473
Refinitiv U.S. Holdings, Inc.
8.250%, 11/15/2026 (f)	273,000	288,698
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(f)	294,000	278,051
T-Mobile USA, Inc.
6.375%, 3/1/2025	44,000	45,265
TOTAL CORPORATE BONDS (Cost $3,162,583)		2,740,568

	Shares
ESCROW NOTES - 6.81% (a)(e)
Altaba, Inc.	22,540	467,705
TOTAL ESCROW NOTES (Cost $477,584)		467,705

SHORT-TERM INVESTMENTS - 15.27%
MONEY MARKET FUNDS - 15.27% (c)
First American Government Obligations Fund, Institutional Share Class, 0.41%	35,188	35,188
The Government & Agency Portfolio, Institutional Share Class, 0.44%	338,000	338,000
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 0.36% (d)	338,000	338,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.26%	338,000	338,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,049,188)		1,049,188
TOTAL LONG INVESTMENTS (Cost $7,915,095) - 103.22%		7,093,038

	Principal Amount
SHORT INVESTMENTS - (7.95)%
U.S. GOVERNMENT NOTES/BONDS - (7.95)% (e)(h)
1.75%, 11/15/2029	$(68,000)	(74,763)
1.38%, 1/31/2025	(450,000)	(471,551)
TOTAL U.S. GOVERNMENT NOTES/BONDS (Proceeds $525,065)		(546,314)
TOTAL SHORT INVESTMENTS (Proceeds $525,065) - (7.95)%		(546,314)
TOTAL NET INVESTMENTS (Cost $7,390,030) - 95.27%		6,546,724
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.73%		324,897
TOTAL NET ASSETS - 100.00%		$6,871,621

LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2020.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short and swap contracts.
(e)	Level 2 Security. Please see footnote (i) on the Schedule of Investments for more information.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2020, these securities represent 21.39% of total net assets.

(g)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2020.
(h)	The rate shown represents yield to maturity.
(i)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2020. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Special Purpose Acquisition Companies	$740,332	$154,466	$-	$894,798
Closed-End Funds	1,867	-	-	1,867
Preferred Stocks	127,543	-	-	127,543
Warrants	39,809	10,796	-	50,605
Bank Loans	-	1,684,791	-	1,684,791
Convertible Bonds	-	75,973	-	75,973
Corporate Bonds	-	2,740,568	-	2,740,568
Escrow Notes	-	467,705	-	467,705
Short-Term Investments	1,049,188	-	-	1,049,188
Total	$1,958,739	$5,134,299	$-	$7,093,038

Liabilities
Short U.S. Government Notes/Bonds	$-	$(546,314)	$-	$(546,314)
Swap Contracts*	-	(150,925)	-	(150,925)
Total	$-	$(697,239)	$-	$(697,239)

* Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2020, the value of these securities was $-. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (i). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

During the period ended March 31, 2020, the value of securities transferred out of Level 2 and into Level 3 was $-.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts
March 31, 2020 (Unaudited)

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
GS	Act II Global Acquisition Corporation Class A	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	11,468	$ 109,749	$3,406
GS	Alberton Acquisition Corporation	1/16/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	19,986	207,147	2,128
JPM	Apollo Tactical Income Fund, Inc.	12/27/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	358	5,461	(1,408)
JPM	Ares Dynamic Credit Allocation Fund	2/7/2021	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	48	755	(237)
JPM	Blackrock Corporate High Yield Fund	2/28/2021	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,537	16,082	(2,563)
GS	BlackRock Debt Strategies Fund, Inc.	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	10,536	73,647	15,360
JPM	BlackRock Floating Rate Income Strategies Fund, Inc.	8/30/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	2,826	35,897	(7,624)
JPM	BlackRock MuniYield Quality Fund III, Inc.	3/24/2021	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	672	7,423	1,163
GS	BlackRock MuniYield Quality Fund III, Inc.	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	6,882	76,750	11,178
GS	Broadmark Realty Capital, Inc.	1/16/2021	Pay	0.600% +1 Month U.S. LIBOR	Monthly	18,866	230,890	(89,536)
GS	CF Finance Acquisition Corporation Class A	11/19/2020	Pay	1.100% +1 Month U.S. LIBOR	Monthly	15,440	157,179	1,259
JPM	Eaton Vance Floating-Rate Income Trust	2/4/2021	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	2,639	25,888	1,148
JPM	Eaton Vance Senior Floating-Rate Income Trust	8/30/2020	Pay	0.841% + 3 Month U.S. LIBOR	Quarterly	1,819	23,728	(5,772)
GS	FinTech Acquisition Corporation III Class A	11/19/2020	Pay	1.100% +1 Month U.S. LIBOR	Monthly	15,106	151,815	(1,029)
JPM	First Trust Senior Floating Rate Income Fund II	2/4/2021	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	3,374	31,785	285
GS	GMAC Capital Trust I	2/19/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	8,875	233,235	(51,573)
GS	Haymaker Acquisition Corporation II Class A	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	9,882	93,780	2,935
GS	Hennessy Capital Acquisition Corporation IV Class A	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	10,276	102,555	1,304
GS	Invesco Dynamic Credit Opportunities Fund	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	9,304	67,919	6,306
JPM	Invesco Municipal Opportunity Trust	2/4/2021	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,107	12,876	(211)
GS	Invesco Municipal Opportunity Trust	2/19/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	835	9,631	(76)
JPM	Invesco Senior Income Trust	8/7/2020	Pay	1.000% + 3 Month U.S. LIBOR	Quarterly	13,151	55,067	(12,761)
JPM	Invesco Value Municipal Income Trust	2/7/2021	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	923	13,160	(117)
JPM	Nuveen AMT-Free Municipal Credit Income Fund	11/27/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,582	24,661	(1,454)
JPM	Nuveen AMT-Free Quality Municipal Income Fund	3/24/2021	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,229	14,556	2,079
GS	Nuveen AMT-Free Quality Municipal Income Fund	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	9,665	116,201	14,627
JPM	Nuveen California Quality Municipal Income Fund	11/27/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,701	24,674	(1,427)
JPM	Nuveen Credit Strategies Income Fund	5/23/2020	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	13,309	100,459	(25,061)
JPM	Nuveen Intermediate Duration Municipal Term Fund	10/4/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	4,858	66,275	(3,224)
JPM	Nuveen Municipal Credit Income Fund	10/4/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	4,117	65,721	(7,847)
JPM	Nuveen New York AMT-Free Quality Municipal Income Fund	3/24/2021	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	654	7,350	824
GS	Nuveen New York AMT-Free Quality Municipal Income Fund	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	6,880	78,367	7,609
GS	Nuveen New Jersey Quality Municipal Income Fund	3/11/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	712	9,578	(13)
GS	Pure Acquisition Corporation	11/19/2020	Pay	1.100% +1 Month U.S. LIBOR	Monthly	22,482	232,111	988
JPM	SLM Corporation, 4.311%, Series B	2/10/2021	Pay	1.100% + 3 Month U.S. LIBOR	Quarterly	2,007	116,406	(49,381)
GS	Tuscan Holdings Corporation	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	10,713	104,773	2,003
GS	Tuscan Holdings Corporation II	1/16/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	15,000	149,100	(3,266)

SHORT TOTAL RETURN SWAP CONTRACTS
GS	Eldorado Resorts, Inc.	12/20/2020	Receive	(0.520)% + U.S. Federal Funds	Monthly	(902)	(52,000)	39,053
								$(150,925)
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
U.S. Federal Funds	- U.S. Federal Funds Effective Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).